SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES DENOMINATED IN CURRENCIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Hong Kong, Dollars
IfrsStatementLineItems [Line Items]
Financial assets	$ 1,234,627	$ 451,108
Financial liabilities	6,128,951	20,845,542
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Financial assets	6,606,145	10,387,503
Financial liabilities	7,777,874	8,119,790
China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Financial assets	532,019	169,378
Financial liabilities	605,746	48,986
Peru, Nuevos Soles
IfrsStatementLineItems [Line Items]
Financial assets	2,806,064	2,205,594
Financial liabilities	1,475,495	2,347,271
Macau, Patacas
IfrsStatementLineItems [Line Items]
Financial assets	252
Financial liabilities	$ 15,559	$ 54,697